Financial Instruments (Pre-Tax Effect of Foreign Exchange Contracts Designated as Net Investment Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ (22)	$ 18	$ 33
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives	(14)	2	12
Derivative (gains)/losses transferred to earnings	(22)	18	33
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives	(19)	2	24
Foreign Exchange Contract [Member] | Interest expense, net [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ 0	$ 0	$ 0